Net income (loss) per share and net loss attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) per share and net loss attributable to ordinary shareholders
1 5 .	Net income (loss) per share and net loss attributable to ordinary shareholders
The Group’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if
converted basis.
For the year ended December 31, 2019, the Group used the
two-class
method of computing basic earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata
basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Diluted net income per share for the year ended December 31, 2019 is computed using as-if-converted
method and assumes the vest of restricted share units using the treasury stock method as this method is more dilutive than the two-
class method.
Upon the consummation of the Company’s IPO on July 17, 2019, the convertible redeemable preferred shares were automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.
Basic and diluted net income (loss) per share for each of the years presented were calculated as follows
:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	(876,279,828)	39,753,232	485,498,597
Deemed dividend	(6,661,667)	—	—
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	—	(14,283,763)	—

Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	(882,941,495)	25,469,469	485,498,597

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,115,160	19,254,661	31,963,526

Basic net income (loss) per ordinary share	(108.80)	1.32	15.19

Diluted net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	(882,941,495)	25,469,469	485,498,597
Add: undistributed earnings allocated to participating securities	—	14,283,763	—

Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	(882,941,495)	39,753,232	485,498,597

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,115,160	19,254,661	31,963,526
Add: conversion of convertible redeemable preferred shares into ordinary shares	—	10,798,380	—
Restricted Share Units	—	1,389,890	1,049,156

Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	8,115,160	31,442,931	33,012,682

Diluted net income (loss) per ordinary share	(108.80)	1.26	14.71

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Convertible Redeemable Preferred Equity/Shares	19,906,105	—	—
Restricted Share Units	2,098,069	—	—

Total	22,004,174	—	—